Shareholders’ Equity (Details) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2023 shares	Apr. 30, 2016 shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Jul. 06, 2021 shares
Shareholders' Equity [Line Items]
Number of vote entitled	1			1
Ordinary shares						20,979,410
Unrecognized compensation (in Dollars) | $	$ 16,277			$ 16,277
Weighted average period	2 years 29 days
Warrants are outstanding	2,313,976			2,313,976	2,313,976
Number of warrants issued		67,897	67,897
Exercised grant period			7 years
Ordinary shares of warrants exercised		67,897
Warrant [Member]
Shareholders' Equity [Line Items]
Convertion of shares				3,880,777
Exercise price (in Dollars per share) | $ / shares	$ 3.87			$ 3.87
Share Option Plan [Member]
Shareholders' Equity [Line Items]
Option granted period				10 years
Ordinary shares future grant	11,738,058			11,738,058